Allianz Life Insurance Company of North America

Erik Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-7453
Erik.Nelson@allianzlife.com
www.allianzlife.com

CORRESPONDENCE FILING
December 22, 2021
Mr. Mark Cowan, Senior Counsel Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office 100 F Street NE
Washington, DC 20549-8626
Re:	Initial Registration Statement on Form N-4 and Form S-1, Submitted September 28, 2021, File No. 333-259863; 333-259866; 811-05716 (Index Advantage New York)
Mr. Cowan:
We received comments from you on November 23, 2021, with respect to Registrants’ above referenced Initial Registration Statement to Form N-4 and Form S-1 Registration Statements filed on September 28, 2021.
This correspondence responds to each of your comments. A courtesy copy of this correspondence, along with a blackline showing the proposed prospectus changes, will be forwarded to you by email.
GENERAL
1.
Please confirm that all missing information, including all exhibits, will be filed in a pre-effective amendment to each registration statement. We may have further comments when you supply the omitted information.

2.
Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any Contract features or benefits, or whether the Company will be solely responsible for any benefits or features associated with the Contract.

3.
The Company allows contract owners to pay third-party advisory fees through a withdrawal of Contract Value. In each place where you discuss the impact of deduction of Contract fees and charges, please also include disclosure as to how advisory fees that are deducted from Contract Value are treated (i.e., whether such reductions are treated in the same way as deductions of Contract fees and charges). For example, disclosure should be clarified in the following sections:  (i) Glossary - Contract Value (page 6); (ii) Glossary- Index Option Value (page 7); (iii) Summary - Bar Chart Examples of the Crediting Methods Performance (page 15); (iv) Risk Factors - Risk of Negative Returns (page 21); and (v) Death Benefit  (page 55).

Responses:
1.	Confirmed.
2.	The Company will be solely responsible for any benefits or features associated with the Contract.
3.	Revised as requested.
FORM S-1 FACING PAGE
4.
Please change the reference to the securities to be registered in the Calculation of Registration Fee table as Indexed-linked Interests in the Individual Flexible Purchase Payment Index-Linked and Variable Deferred Annuity Contract, as only the indexed-linked interests are being registered on Form S-1.

Response:
4.	Will revise on our Pre-Effective Amendment submission.
COVER PAGE (pages 1-3)
5.
In the Crediting Method Highlights, please specify the Buffers that the Company is offering for all strategies and Terms, rather than just referring to a minimum. Please also specify the corresponding Buffer for “Caps for 6-year Terms cannot be less than 37.50%” (i.e., similar to what is disclosed for the 3-year Term).

6.	In the fourth paragraph on page 2, please clarify the reference to “as stated above.”
7.
In the last paragraph on page 2, please identify the Index Options that can be made temporarily unavailable after the sixth Index Anniversary and the Index Options that cannot be made temporarily unavailable, rather than relying on cross-references. Please also state how long an option can remain temporarily unavailable. In addition, does the Company have the right to eliminate either group of Index Options on a permanent basis or will all Index Options offered under the Contract be offered for the entire duration of the Contract, subject to the right to make certain Index Options temporarily unavailable after the sixth Index Anniversary? Please revise the disclosure throughout the prospectus based on your responses.

8.
In the first paragraph on page 3, before the last sentence, please state, “In addition, payment of the death benefit or annuitization before the Term End Date will be subject to the Daily Adjustment.” In the last sentence, please also disclose the impact of advisory fee and withdrawal charge deductions on the amount of loss.

9.
In the third paragraph on page 3, please specify the “guaranteed values” (e.g., Guaranteed Death Benefit Value) that will be reduced by advisory fee withdrawals and prominently state that these deductions could reduce Contract Value and the Contract's Guaranteed Death Benefit Value by more than the amount of the deductions and over time these reductions could be significant. In addition, please prominently state that, if possible, an Owner should use a source other than Contract Value to pay advisory fees. Corresponding disclosure should also be provided in the sections of the prospectus entitled At a Glance – Key Features (page 9), Withdrawal Charge (page 47) and Access to Your Money (page 50).

Responses:
5.
As stated in the “Negative Index Performance Protection” column, the Buffer cannot be less than 10% for the Index Performance Strategy Index Options, including the 6-year Term Index Options. We do not include current rates in the prospectus, only the minimums that we could declare. As disclosed in the prospectus, all currently available rates, including the Buffers for newly issued Contracts, are stated on our website at www.allianzlife.com/indexratesny. Because New York regulation ties the minimum Cap to the Buffer amount and Term length, we are declaring the minimum Caps for the most likely Buffer amounts we would set. If we want to offer another potential Buffer amount in the future, we would amend the prospectus to indicate the minimum Cap associated with that potential Buffer amount.

6.	Revised as requested.
7.	Revised as requested.
8.	Revised as requested.
9.
Deductions to pay adviser fees are treated as a withdrawal. As such, they reduce the Contract Value dollar-for-dollar, and they reduce the Guaranteed Death Benefit Value proportionately. Revised as follows:

If you choose to pay financial adviser fees from this Contract, the deduction of this financial adviser fee is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay adviser fees may be subject to withdrawal charges, will reduce the Contract Value and Guaranteed Death Benefit Value (perhaps significantly), and may be subject to income taxes (including tax penalties if you are younger than age 59½). Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
GLOSSARY (pages 6-9)
10.	Please revise the definition of Index Option for clarity. It appears words are missing from the second sentence.
11.
Please revise the definitions of Index Option Base and Index Option Value to clarify how Contract fees and charges and deductions of advisory fees reduce the Index Option Base and the Index Option Value ( i.e., on a dollar for dollar basis or proportionately).

12.
Please revise the definition of Performance Credit to clearly describe how positive and negative index performance is credited. In particular, the reference to Buffer with Participation Rate is confusing, as Participation Rates do not apply to negative returns, as noted in definition of Participation Rate.

Responses:
10.	Revised as requested.
11.	Revised as requested.
12.	Revised as requested.
SUMMARY (pages 10-19)
Purchasing a Contract: Key Features at a Glance
13.
Please add a separate row to the table describing the key features associated with deducting third‐party advisory fees, including that advisory fee withdrawals will reduce both Contract Value and the Contract's Guaranteed Death Benefit Value, and prominently state that these deductions could reduce Contract Value and the Contract's Guaranteed Death Benefit Value by more than the amount of the deductions and that over time these reductions could be significant. Please also prominently state that, if possible, an Owner should use a source other than Contract Value to pay advisory fees. Please also disclose that withdrawals to pay advisory fees may be subject to federal and state income taxes and a 10% federal penalty tax.

14.
Allocation of Purchase Payments and Contract Value Transfers. The third bullet point notes that in the absence of instructions, allocations to a temporarily unavailable Index Option will be held in the AZL Government Money Market Fund and these assets will not be eligible to receive a Performance Credit until at least the second Index Anniversary after an Index Option becomes temporarily unavailable. Please explain here why an Owner has to wait for another year (i.e., because assets can only be allocated to another Index Option on an Index Anniversary). In addition, please state, if true, that assets in the AZL Government Money Market Fund can be moved at any time to one of the Variable Options offered. Please make corresponding changes to similar disclosure under the headings “Changes to Caps, Participation Rates, and Buffers and Temporary Unavailability of Index Options” on page 24, “Allocation of Purchase Payments and Contract Value Transfers” on page 35, “Automatic Investment Plan (AIP)” on page 35 and “Optional Reallocation Program for the 1-year Term Index Options” on page 45.

According to the fourth bullet point, the Company does not allow assets to move into an established 3-year or 6-year Term Index Option until the Term End Date. If true, please also make the same point as to the 1-year Term Index Option.
15.
Free Withdrawal Privilege. If true, please revise the second bullet to state, “If you withdraw more than the free withdrawal privilege we will assess a withdrawal charge on the amount in excess of the free withdrawal amount if the withdrawal is taken from a Purchase Payment we received within the last six years.”

How Do the Crediting Methods Compare?
16.	What is the growth opportunity? With respect to the disclosure regarding the Index Performance Strategy, please clarify that the Participation Rate cannot boost Index Returns beyond a declared Cap.
17.
What can change within a Crediting Method? In the second bullet for both the Index Protection NY Strategy and Index Performance Strategy, please specify the “certain” Index Options, rather than using a general reference. Please also add “and are set forth in your Contract when issued” to the last sentence of the third bullet for the Index Protection NY Strategy. In addition, in the fourth bullet for the Index Performance Strategy, the minimum cap of 15.75% should be applicable to a 20% Buffer (not a 10% Buffer) for 3-year Terms. See "Crediting Method Highlights" on page 5. Please revise the disclosure accordingly.

18.	Please revise the fourth bullet following the table to include the 6-year Term into the example.
Bar Chart Examples of the Crediting Methods Performance
19.
With respect to the “A closer look at the Index Performance Strategy,” please include an example with a hypothetical Participation Rate (showing Index performance below and above the Cap as well as an uncapped Term).

Can the Crediting Methods, Terms, or Indexes Change?
20.
According to the fifth sentence of the first paragraph, the Company can, with prior written notice, make “certain” Index Options temporarily unavailable on Term Start Dates occurring on or after the sixth Index Anniversary if it is unable to support the minimum Cap. Please specify the Index Options the Company can change for this reason and those it cannot. Please also disclose any rights the Company has to permanently eliminate an Index Option.

When Does Allianz Establish the Values Used to Determine Index Credits?
21.
For clarity, please revise the sixth sentence of the second paragraph of this section on page 17 to state, consistent with other disclosure, “Therefore, if you select an Index Effective Date that is after the date the rate is guaranteed to be available, you are subject to the risk that the initial Caps and Participation Rate may change. . . . Furthermore, if the Index Effective Date is a date after the free look period, you will be subject to a withdrawal charge. . . .” Corresponding changes should be made to similar disclosure under the heading “Changes to Caps, Participation Rates, and Buffers and Temporary Unavailability of Index Options” on page 24 and “Allocation of Purchase Payments and Contract Value Transfers” on page 34.

22.
Please revise the third sentence of the fourth paragraph to state, if true, “If you select the earliest Index Effective Date or date within the guaranteed period applicable to rates in effect on the Issue Date, the initial rates stated on our website on your Issue Date will be the rates on your Index Effective Date.” Corresponding changes should be made to similar disclosure under the heading “Changes to Caps, Participation Rates, and Buffers and Temporary Unavailability of Index Options” on page 24 and “Allocation of Purchase Payments and Contract Value Transfers” on page 34.

23.
Please revise the example contained in the third bullet point in the shaded box on page 18 to include a date that corresponds to the Contract dates below. Please also specify a Contract date in the examples, rather than just referencing the year.

What Is the Daily Adjustment?
24.	Please also revise the last sentence of the fourth paragraph on page 19 to state, “A negative Daily Adjustment may cause you to realize loss of principal and previous earnings.”
What is the Performance Lock?
25.
Once a Performance Lock is executed on a 3-year or 6-year Term Index Option, please disclose if and when amounts could then be moved to a 1-year Term Index Option. This comment is also applicable to disclosure under the heading Liquidity Risk on page 20 and Performance Locks on page 45.

Responses:
13.
Deductions to pay adviser fees are treated as a withdrawal. As such, they reduce the Contract Value dollar-for-dollar, and they reduce the Guaranteed Death Benefit Value proportionately. Revised as follows:

Financial Adviser Fees (see section 1)
If you have an investment adviser and want to pay their adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. The deduction of adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay adviser fees may be subject to withdrawal charges, will reduce the Contract Value and Guaranteed Death Benefit Value (perhaps significantly), and may be subject to income taxes (including tax penalties if you are younger than age 59½).

Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
14.	Revised as requested.
15.	Revised as follows:
If you withdraw more than the free withdrawal privilege we will assess a withdrawal charge on the amount in excess of the free withdrawal privilege if it is taken from a Purchase Payment we received within the last six years.
16.	Revised as requested.
17.	Revised as requested.
18.	Revised as requested.
19.	We will add the requested bar chart example to our Pre-Effective Amendment submission.
20.	Revised as requested.
21.	Revised as requested.

22.	Revised as follows:
If you select the earliest Index Effective Date or an Index Effective Date that is within the guaranteed period applicable to the initial rates in effect on the Issue Date, the initial rates available for review on your Issue Date will be the rates on your Index Effective Date.
23.	Revised as requested.
24.	Revised as requested.
25.	Revised as requested.
RISK FACTORS (pages 20-26)
26.
Please include a separate risk factor summarizing the risks relating to the deduction of third‐party advisory fees from contract value (e.g., this deduction will reduce both Contract Value and the Contract's Guaranteed Death Benefit Value, and that these deductions could reduce Contract Value and the Contract's Guaranteed Death Benefit Value by more than the amount of the deductions, and, over time, the reduction could be significant. Please also prominently state that for this reason, if possible, an Owner should use a source other than Contract Value to pay advisory fees.

Liquidity Risks
27.
Please revise the first sentence of the fourth paragraph to state, if true, “In addition, upon a full withdrawal the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period, even as to amounts that had been previously withdrawn under the free withdrawal privilege.”

28.	Please revise the fifth paragraph to state, “Amounts withdrawn from this Contract may also be subject to federal and state income taxes, and a 10% additional federal tax if taken before age 59½.”
29.
Please disclose how the Buffer is impacted when assets are removed from an Index Option during the Term, as the disclosure merely notes in the sixth paragraph that removed assets will not receive the full benefit of the Buffer.

Changes to Caps, Participation Rates, and Buffers and Temporary Unavailability of Index Options
30.	In the second paragraph on page 24, please specify the default option if certain Index Options are temporarily unavailable on Term Start Dates occurring on or after the sixth Index Anniversary.
31.
In addition, revise the last sentence of the third paragraph on page 24 to state, “When your renewal rates change or Index Options become unavailable you can either transfer Index Option Value to the Variable Options, or to other available Index Options, or take a full withdrawal (which may be subject to a withdrawal charge).”

32.
The following paragraph notes that temporary unavailability of an Index Option may result in all Index Options within a Crediting Method being unavailable. Please supplementally explain to the staff how this can occur.

33.	If applicable, please revise the last paragraph in this section to include that an investor bears the risk that an Index Option could be permanently unavailable after the initial term.
Responses:
26.
Deductions to pay adviser fees are treated as a withdrawal. As such, they reduce the Contract Value dollar-for-dollar, and they reduce the Guaranteed Death Benefit Value proportionately. Revised as follows:

FINANCIAL ADVISER FEE RISK
If you have an investment adviser and want to pay their adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. The investment adviser requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay adviser fees may be subject to withdrawal charges, will reduce the Contract Value and Guaranteed Death Benefit Value (perhaps significantly), and may be subject to income taxes (including tax penalties if you are younger than age 59½). Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
27.	We modified the requested language to align with the similar language requested in Comment 49. Revised as follows:
In addition, upon a full withdrawal the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period, even as to amounts previously withdrawn under the free withdrawal privilege.
28.	Revised as requested.
29.	We do not apply to the Buffer until the Term End Date. Therefore, assets removed from an Index Option do not get the advantage of the Buffer. Revised as follows:
These removed assets will not receive the full benefit of the Index Value, Index Return, and Buffer that would have been available on the Term End Date.

30.	This disclosure already exists in the third paragraph on page 24, which we have modified in response to Comment 14 as follows:
If we temporarily make an Index Option unavailable and you do not give us reallocation instructions before the end of the Business Day on the Term Start Date the Index Option becomes temporarily unavailable (or the next Business Day if the Term Start Date is a non-Business Day), we will transfer the assets in the temporarily unavailable Index Option to the AZL Government Money Market Fund and the assets will remain there until we receive alternate instructions. You can transfer these assets from the AZL Government Money Market Fund at any time to the Variable Options, or on the next Index Anniversary you can transfer them to an Index Option. If you transfer these assets to an Index Option, they will not be eligible to receive a Performance Credit until at least the second Index Anniversary after an Index Option becomes temporarily unavailable because they can only be allocated to an Index Option on an Index Anniversary.
31.	Revised as requested.
32.
We revised the prospectus language to clarify all Index Options within the Index Protection NY Strategy Crediting Method can be made unavailable. We cannot make all Index Options within the Index Performance Strategy Crediting Method unavailable.

Once we make an Index Option within the Index Protection NY Strategy temporarily unavailable, we may also make all other Index Protection NY Strategy Index Options unavailable due to the fact that the effects of extreme or long-term changes to the factors affecting Caps, such as market volatility, hedging strategy and investment performance, and level of interest rates, may be similar among all the Index Protection NY Strategy Index Options.
33.	Once an Index Option is added to a Contract we cannot make it permanently unavailable.
FEE TABLES (pages 26-28)
34.	Please revise the parenthetical to the Daily Adjustment Maximum Potential Loss to state before “any” Term End Date.
Response:
34.	Revised as requested.
THE CONTRACT - Financial Adviser Fees (pages 30-31)
35.
The first paragraph notes that if an Owner wants to take a withdrawal from the Contract to pay financial adviser fees, the Owner can submit a written request to the Company. Please clarify whether this process allows financial advisor fees to be paid on a periodic basis.

36.
We note that in August of 2019, Allianz, among other insurers, was issued a Private Letter Ruling (“PLR”) by the IRS stating that advisory fees could be deducted from the contract value of non‐qualified annuities without the deduction being considered a taxable event. Please explain to the staff why withdrawals from the Contract to pay financial adviser fees are not being treated consistent with the PLR.

37.
The disclosure in the first paragraph of the Financial Adviser Fee Deduction Example states that the withdrawal of financial adviser fees “reduce the Traditional Death Benefit’s Guaranteed Death Benefit Value by the percentage of Contract Value withdrawn.” Please clearly disclose what this means.

38.
Financial Adviser Fee Deduction Example shows a single gross withdrawal. Please also include an example that applies a withdrawal charge and the Daily Adjustment. Please also include an example showing the effect of ongoing advisory fee withdrawals in order to demonstrate the impact of these withdrawals on Contract Value and Guaranteed Death Benefit Value over time.

Responses:
35.	Revised as requested.
36.
This is not an advisor channel product. It does pay a commission and therefore non-qualified annuities do not qualify for the PLR for withdrawal of financial adviser fees. However, as noted in the prospectus, qualified (e.g., IRA) Contracts are able to take advantage of a different PLR allowing withdrawals for financial adviser fees to not be treated as taxable distributions.

37.	Revised as requested.
38.	Revised as requested.
OWNERSHIP, ANNUITANT, DETERMINING LIFE, BENEFICIARY, AND PAYEE - Assignments, Changes of Ownership and other Transfers of Contract Rights (page 33)
39.
The disclosure states that an Owner can assign his/her rights under this Contract to someone else during the Accumulation Phase. Does New York state law require this contract to be freely assignable? Otherwise, please explain how this provision is consistent with Rule 12h-7.

Response:
39.	As stated in the next paragraph, we must approve in writing any request to assign the Contract.
PURCHASING THE CONTRACT
Purchase Requirements (page 33)
40.	Please specify all the Purchase Payment restrictions in the last paragraph.
Response:
40.	Revised as requested.
Allocation of Purchase Payments and Contract Value Transfers (pages 34-35)
41.
Please revise the first sentence of the sixth full paragraph to state, “We notify you at least 30 days in advance of each Index Anniversary as a reminder that on the upcoming anniversary you may transfer Variable Account Value to the Index Options . . .”

Response:
41.	Revised as requested.
Free Look/Right to Examine Period (pages 35-36)
42.	Please describe how the Company administers the deduction of financial adviser fees during the free look period.
43.	Please make clear, if true, that amounts invested in the Index Options during the free look period will be subject to a Daily Adjustment upon cancelation, except as to an IRA Contract, if true.
Responses:
42.
Although it is unlikely for a financial adviser fee to be deducted during the free look period, we would treat this as any other withdrawal. We revised the prospectus to clarify that if an Owner takes a withdrawal during the free look period and then cancels the Contract, we would refund any previously assessed withdrawal charge upon cancellation.

43.	Revised as requested.
VALUING YOUR CONTRACT (pages 40-45)
Determining Index Option Values
44.
According to the second bullet in the shaded box on the bottom of page 42, an Owner cannot specify from which Allocation Option(s) the Company deducts Contract fees and expenses. Given that this contract offers a number of variable account options, please explain why withdrawal charges, product fees and contract maintenance, advisory fees, and other fees and charges are not deducted first from Variable Account Value and then from Index Option Value, subject to the Daily Adjustment, to the extent Variable Account Value is not available. Alternatively, please explain why Owners are not given a choice as to which Allocation Option(s) these charges are deducted from.

45.
The disclosure also states that there is no consistent financial advantage to deducting a partial withdrawal from any specific Allocation Option. Given the variable options available under the Contract, please confirm this is true.

Calculating Performance Credits
46.	Please confirm supplementally that the rates and assumptions reflected in the examples are reasonable in light of current market conditions. For example, will a 30% buffer or 80% Cap be offered?
47.	As to the Index Performance Strategy 3-year and 6-year Term Index Options, please show the calculation for each scenario with a Participation Rate greater than 100%.

Responses:
44.
We submit that the manner in which fees and charges are deducted is thoroughly disclosed in the prospectus. We also submit that proportional deduction of fees and charges is in alignment with industry standard practice and is what investors expect. We note that the Daily Adjustment can be positive, and Variable Option fund performance can be negative, so there is no inherent advantage in deducting fees and charges from the Variable Options first. Proportional deduction of fees and charges also helps maintain the owner’s selected allocations.

45.
Confirmed. The Daily Adjustment and Variable Option fund performance fluctuate daily. On any day, there is no guarantee that an Index Option’s Daily Adjustment will be negative, or that a Variable Option’s fund performance will be positive. Therefore, there is no consistent financial advantage to deducting partial withdrawals from any specific Allocation Option.

46.	Confirmed.
47.	Please see the following disclosure for the 3-year Term from page 43:
If instead, the Participation Rate is 110% and the 3-year Term were uncapped, then if the Index Return for the Term is…
• 0%, the Performance Credit is zero.
• 65%, the Performance Credit is 71.5%.
• 90%, the Performance Credit is 99%.
We have similar language on page 46 for the 6-year Term.
EXPENSES (pages 45-50)
48.	Please include the Daily Adjustment and specify the maximum amount of loss for each Indexed Option.
49.
In the first bullet in the shaded box on page 49, please revise the first sentence to state, “Upon a full withdrawal the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within the withdrawal charge period, even as to amounts previously withdrawn under the free withdrawal privilege.”

Responses:
48.	Revised as requested.
49.	Revised as requested.
ACCESS TO YOUR MONEY (pages 50-53)
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
50.
If true, please state, "We do not consider deductions we make for investment advisory fees that you authorize your Financial Professional’s firm to receive from the Contract to be RMD payments. However, Contract Value is one of the components we use to calculate RMD payments, so these deductions may reduce your RMD payments."

51.	Please also disclose that the Daily Adjustment applies to withdrawals made to satisfy RMD payments unless taken on the Term End Date.
Waiver of Withdrawal Charge Benefit
52.	Please disclose that the Daily Adjustment applies to withdrawals under this benefit unless taken on the Term End Date.
Responses:
50.	Revised as requested.
51.	Revised as requested
52.	Revised as requested.
DEATH BENEFIT (pages 54-57)
53.	Please include examples of how the death benefit is determined under all scenarios described in the third paragraph on page 55.
Response:
53.
An example of how we calculate the Guaranteed Death Benefit Value, including the impact of withdrawals (such as financial adviser fees that you choose to have us pay from this Contract) is included in section 1, The Contract – Financial Adviser Fees. We added a cross reference to this example to the Death Benefit section.

TAXES (pages 57-58)
54.	Please describe the potential tax consequences of deducting advisory fees from Contract Value
Response:
54.	Revised as requested.
FINANCIAL STATEMENTS (page 85)
55.
Please note that the related unaudited statutory statements of operations, capital and surplus and cash flow of Allianz Life Insurance Company of New York for the periods ended September 30, 2021 and September 30, 2020; should be for the “nine month” periods, rather than “three month" periods. Please revise the disclosure. In addition, if the filing is to be declared effective during the first 90 days of 2022, the same information noted in this paragraph needs to be provided for the Separate Account as well.

Response:
55.
Due to delays in adoption of proposed Regulation 47 in New York, the anticipated launch date of this product has moved. Therefore, we will not be using unaudited statutory financial statements for the nine month periods ended September 30, 2021 and September 30, 2020, but will instead be using audited year-end financial statements. We revised this language to reflect this change.
Please contact Samantha Rawleigh or me with any questions or comments you may have concerning the enclosed. I can be reached at (763)765-7453. Samantha Rawleigh can be reached at (763)765-5127. Both Samantha Rawleigh and I can be reached at the following address:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416.
Sincerely,
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
By:     /s/ Erik T. Nelson
Erik T. Nelson
    Associate General Counsel, Senior Counsel

cc:  Samantha Rawleigh